FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investment Securities		$ 825	$ 0
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents		48,847	49,327
Restricted Cash		12,791	0
Investment Securities		825	4,197
Fair Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Credit Facility		0	(313,400)
2019 Senior Secured Credit Facility	[1]	(291,798)	0
Vessel financing 2018 Newbuildings	[1]	(119,867)	(127,140)
Carrying Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents		48,847	49,327
Restricted Cash		12,791	0
Investment Securities		825	4,197
Carrying Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Credit Facility		0	(313,400)
2019 Senior Secured Credit Facility	[1]	(291,798)	0
Vessel financing 2018 Newbuildings	[1]	$ (119,867)	$ (127,140)

[1]	The 2019 Senior Secured Credit Facility and Vessel financing 2018 Newbuildings carry a floating LIBOR interest rate, plus a margin and the fair value is assumed to equal the carrying value.